Deferred Income and Contract Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accruals And Deferred Income Including Contract Liabilities [Line Items]
Deferred revenues	$ 113,171	$ 112,161
Additional consideration from customers	14,600
Decrease due to revenue recognition	27,000
Increase in deferred revenue	1,000
Revenue from positive foreign exchange impact, partially offset	13,500
Revenue that was included in contract liability balance at beginning of period	18,800
AstraZeneca [member]
Accruals And Deferred Income Including Contract Liabilities [Line Items]
Deferred revenues	$ 112,900	$ 112,200